Note 17 - Segment Information (Table)	9 Months Ended
Sep. 30, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]

	As of September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Current assets	5,310	20,024	2,422	138	3,532	4,231	35,443	(6,301)	64,799
Cash and cash equivalents	-	-	-	-	-	-	17,624	-	17,624
Other current assets	5,310	20,024	2,422	138	3,532	4,231	17,819	(6,301)	47,175
Investments in non-consolidated companies and other investments
	3	2,567	652	777	924	220	123	-	5,266
Property, plant and equipment, net	129,563	51,298	22,912	301	9,973	2,648	3,611	-	220,306
Non-current assets	3,833	3,434	1,564	5	2,398	653	7,059	(361)	18,585
Total assets	138,709	77,323	27,550	1,221	16,827	7,752	46,236	(6,662)	308,956

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of September 30, 2011
	International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,227	1,988	267	438	64	(452)	3,532
Investments in non-consolidated companies and other investments
	627	34	172	6	(30)	115	924
Property, plant and equipment, net	8,799	881	244	431	191	(573)	9,973
Non-current assets	2,630	325	61	72	1,418	(2,108)	2,398
Total assets	13,283	3,228	744	947	1,643	(3,018)	16,827

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate(1)	Eliminations	Total
Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863
Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230
Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312
Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567
Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941
Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1) As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Current assets	1,132	1,778	250	443	68	(392)	3,279
Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078
Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519
Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294
Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]

	Nine-month period ended September 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total
Net operating revenues derived from third parties	387	60,652	6,408	29	9,666	32,653	-	-	109,795
Inter-segment net operating revenues	54,755	28,827	985	198	2,825	585	-	(88,175)	-
Net operating revenues	55,142	89,479	7,393	227	12,491	33,238	-	(88,175)	109,795
Cost of sales	(19,883)	(91,171)	(3,567)	(244)	(9,243)	(30,561)	-	87,105	(67,564)
Depreciation, depletion and amortization	(4,842)	(814)	(623)	(22)	(627)	(172)	(222)	-	(7,322)
Exploration, including exploratory dry holes	(1,598)	-	-	-	(254)	-	-	-	(1,852)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(346)	(2,365)	(616)	(48)	(664)	(1,685)	(1,879)	90	(7,513)
Research and development expenses	(565)	(166)	(58)	(9)	-	(4)	(230)	-	(1,032)
Other operating expenses	(268)	(305)	(185)	(27)	(523)	41	(1,417)	48	(2,636)
Costs and expenses	(27,502)	(94,821)	(5,049)	(350)	(11,313)	(32,381)	(3,748)	87,243	(87,921)
Operating income (loss)	27,640	(5,342)	2,344	(123)	1,178	857	(3,748)	(932)	21,874
Equity in results of non-consolidated companies	(2)	(31)	154	4	(42)	4	24	-	111
Financial income (expenses), net	-	-	-	-	-	-	271	-	271
Other taxes	(33)	(36)	(54)	-	(71)	(21)	(101)	-	(316)
Income (loss) before income taxes	27,605	(5,409)	2,444	(119)	1,065	840	(3,554)	(932)	21,940
Income tax benefits (expense)	(9,386)	1,828	(778)	43	(171)	(284)	3,325	316	(5,107)
Net income (loss) for the period	18,219	(3,581)	1,666	(76)	894	556	(229)	(616)	16,833
Less: Net income (loss) attributable to the noncontrolling interests	8	7	(6)	-	(7)	-	196	-	198
Net income (loss) attributable to Petrobras	18,227	(3,574)	1,660	(76)	887	556	(33)	(616)	17,031

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2011
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	733	4,831	392	3,702	-	8	9,666
Inter-segment net operating revenues	2,786	1,643	35	25	-	(1,664)	2,825
Net operating revenues	3,519	6,474	427	3,727	-	(1,656)	12,491
Cost of sales	(972)	(6,133)	(341)	(3,457)	-	1,660	(9,243)
Depreciation, depletion and amortization	(537)	(43)	(12)	(20)	(15)	-	(627)
Exploration, including exploratory dry holes	(254)	-	-	-	-	-	(254)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(130)	(101)	(8)	(209)	(219)	3	(664)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(202)	(285)	7	15	(58)	-	(523)
Costs and expenses	(2,097)	(6,562)	(354)	(3,671)	(292)	1,663	(11,313)
Operating income (loss)	1,422	(88)	73	56	(292)	7	1,178
Equity in results of non-consolidated companies	(44)	5	3	2	(8)	-	(42)
Other taxes	(38)	(3)	(1)	(5)	(24)	-	(71)
Income (loss) before income taxes	1,340	(86)	75	53	(324)	7	1,065
Income tax benefits (expense)	(156)	(1)	(63)	(7)	56	-	(171)
Net income (loss) for the period	1,184	(87)	12	46	(268)	7	894
Less: Net income (loss) attributable to the noncontrolling interests	-	-	-	-	(7)	-	(7)
Net income (loss) attributable to Petrobras	1,184	(87)	12	46	(275)	7	887

	Nine-month period ended September 30, 2010

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	217	48,358	5,242	14	7,725	26,508	-	-	88,064
Inter-segment net operating revenues	39,293	23,815	639	205	2,022	539	-	(66,513)	-

Net operating revenues	39,510	72,173	5,881	219	9,747	27,047	-	(66,513)	88,064

Cost of sales	(14,981)	(66,623)	(3,963)	(200)	(6,965)	(24,708)	-	66,255	(51,185)

Depreciation, depletion and amortization	(4,093)	(758)	(351)	(17)	(645)	(158)	(187)	1	(6,208)
Exploration, including exploratory dry holes	(1,026)	-	-	-	(316)	-	-	-	(1,342)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(302)	(2,152)	(591)	(27)	(630)	(1,313)	(1,591)	104	(6,502)
Research and development expenses	(357)	(126)	(82)	-	(3)	(3)	(165)	-	(736)
Other operating expenses	(841)	(846)	(172)	(21)	(196)	(41)	(1,614)	(16)	(3,747)

Costs and expenses	(21,600)	(70,505)	(5,203)	(265)	(8,805)	(26,223)	(3,557)	66,344	(69,814)

Operating income (loss)	17,910	1,668	678	(46)	942	824	(3,557)	(169)	18,250

Equity in results of non-consolidated companies	91	1	115	(5)	17	-	1	-	220
Financial income (expenses), net	-	-	-	-	-	-	527	-	527
Other taxes	(109)	(37)	(15)	(1)	(65)	(13)	(94)	-	(334)

Income (loss) before income taxes	17,892	1,632	778	(52)	894	811	(3,123)	(169)	18,663

Income tax benefits (expense)	(6,052)	(555)	(226)	16	(142)	(277)	2,149	57	(5,030)

Net income for the period	11,840	1,077	552	(36)	752	534	(974)	(112)	13,633

Less: Net income attributable to the noncontrolling interests	103	(37)	8	-	(57)	-	(362)	-	(345)

Net income (loss) attributable for Petrobras	11,943	1,040	560	(36)	695	534	(1,336)	(112)	13,288

(1) As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	Nine-month period ended September 30, 2010
	International
	Exploration	Refining
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total
Net operating revenues derived from third parties	510	3,838	372	2,985	-	20	7,725
Inter-segment net operating revenues	2,178	1,580	30	26	-	(1,792)	2,022
Net operating revenues	2,688	5,418	402	3,011	-	(1,772)	9,747
Cost of sales	(634)	(5,016)	(307)	(2,774)	-	1,766	(6,965)
Depreciation, depletion and amortization	(531)	(60)	(14)	(21)	(19)	-	(645)
Exploration, including exploratory dry holes	(316)	-	-	-	-	-	(316)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(130)	(101)	(6)	(188)	(207)	2	(630)
Research and development expenses	-	(2)	-	-	(1)	-	(3)
Other operating expenses	(19)	(200)	7	7	10	(1)	(196)
Costs and expenses	(1,630)	(5,429)	(320)	(2,976)	(217)	1,767	(8,805)
Operating income (loss)	1,058	(11)	82	35	(217)	(5)	942
Equity in results of non-consolidated companies	26	10	-	4	(23)	-	17
Other taxes	(34)	(2)	(1)	(2)	(26)	-	(65)
Income (loss) before income taxes	1,050	(3)	81	37	(266)	(5)	894
Income tax benefits (expense)	(181)	(3)	(2)	(4)	48	-	(142)
Net income for the period	869	(6)	79	33	(218)	(5)	752
Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(56)	-	(57)
Net income (loss) attributable for Petrobras	869	(6)	78	33	(274)	(5)	695

Capital expenditures incurred by segment [Table Text Block]

	Nine-month periods
	ended September 30,
	2011	2010

Exploration and Production	14,859	17,610
Refining, Transportation & Marketing	12,562	10,147
Gas & Power	1,668	3,084
International
Exploration and Production	1,404	1,473
Refining, Transportation & Marketing	145	56
Distribution	22	26
Gas & Power	30	7
Others	8	5
Distribution	431	256
Biofuels	185	37
Corporate	471	693

	31,785	33,394